                               The Munder Funds
                      Supplement Dated December 20, 2001
                     to Prospectus Dated October 31, 2001
                         Class A, B, C & II Shares of:

                       The Munder Future Technology Fund
                     The Munder International NetNet Fund
                            The Munder NetNet Fund

                           INTERNATIONAL NETNET FUND

The Securities and Exchange Commission has provided further guidance with respect to the application of Rule 35d-1 of the Investment Company Act of 1940 governing mutual fund names and their investment policies. In light of this guidance, previous changes to the International NetNet Fund's policy regarding investments in foreign securities are withdrawn and replaced by the following paragraph on page 6 of the Prospectus in the Risk/Return Summary--Principal Investment Strategies for the International NetNet Fund.

   "Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of foreign companies positioned to benefit from the growth of the Internet. The Fund may invest directly in foreign equity securities or may utilize ADRs or other depositary receipts."

SUPPROTECHABC&II1201

                               The Munder Funds
                      Supplement Dated December 20, 2001
                     to Prospectus Dated October 31, 2001
                              Class K Shares of:

 Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund,
  Munder Future Technology Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Large-Cap Growth Fund (formerly Munder Focus Growth Fund), Munder Large-Cap Value Fund (formerly
Munder Equity Income Fund), Munder Micro-Cap Equity Fund, Munder MidCap Select
  Fund, Munder Multi-Season Growth Fund, Munder Power Plus Fund, Munder Real
   Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small
     Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund,
    Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government
  Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund,
 Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund

                           INTERNATIONAL NETNET FUND

The Securities and Exchange Commission has provided further guidance with respect to the application of Rule 35d-1 of the Investment Company Act of 1940 governing mutual fund names and their investment policies. In light of this guidance, previous changes to the International NetNet Fund's policy regarding investments in foreign securities are withdrawn and replaced by the following paragraph on page 24 of the Prospectus in the Risk/Return Summary--Principal Investment Strategies for the International NetNet Fund.

   "Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of foreign companies positioned to benefit from the growth of the Internet. The Fund may invest directly in foreign equity securities or may utilize ADRs or other depositary receipts."

                   BOND FUND AND U.S. GOVERNMENT INCOME FUND

The following paragraph replaces similar paragraphs on pages 71 and 83 of the Prospectus in the Risk/Return Summary--Principal Investment Strategies for the Bond Fund and the U.S. Government Income Fund.

   "The Fund's dollar-weighted average maturity generally will range between six and twenty-two years."

SUPPROK1201

                               The Munder Funds
                      Supplement Dated December 20, 2001
                     to Prospectus Dated October 31, 2001
                              Class Y Shares of:

 Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund,
    Munder Future Technology Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Large-Cap Growth Fund (formerly Munder Focus Growth Fund), Munder Large-Cap Value Fund (formerly Munder Equity Income Fund),
 Munder Micro-Cap Equity Fund, Munder MidCap Select Fund, Munder Multi-Season Growth Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund,
     Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services
  Fund, Munder Framlington Healthcare Fund, Munder Framlington International
     Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan
        Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market
 Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market
                                     Fund

                           INTERNATIONAL NETNET FUND

The Securities and Exchange Commission has provided further guidance with respect to the application of Rule 35d-1 of the Investment Company Act of 1940 governing mutual fund names and their investment policies. In light of this guidance, previous changes to the International NetNet Fund's policy regarding investments in foreign securities are withdrawn and replaced by the following paragraph on page 22 of the Prospectus in the Risk/Return Summary--Principal Investment Strategies for the International NetNet Fund.

   "Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of foreign companies positioned to benefit from the growth of the Internet. The Fund may invest directly in foreign equity securities or may utilize ADRs or other depositary receipts."

                   BOND FUND AND U.S. GOVERNMENT INCOME FUND

The following paragraph replaces similar paragraphs on pages 71 and 83 of the Prospectus in the Risk/Return Summary--Principal Investment Strategies for the Bond Fund and the U.S. Government Income Fund.

   "The Fund's dollar-weighted average maturity generally will range between six and twenty-two years."

SUPPROY1201

                               The Munder Funds
                      Supplement Dated December 20, 2001
                     to Prospectus Dated October 31, 2001
                           Class A, B & C Shares of:

Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund,
    Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund and Munder Tax-Free Short-Intermediate Bond Fund

                   BOND FUND AND U.S GOVERNMENT INCOME FUND

The following paragraph replaces similar paragraphs on pages 2 and 14 of the Prospectus in the Risk/Return Summary-Principal Investment Strategies for the Bond Fund and the U.S. Government Income Fund.

   "The Fund's dollar-weighted average maturity generally will range between six and twenty-two years."

SUPPROINCABC1201

                               The Munder Funds
                      Supplement Dated December 20, 2001
                     to Prospectus Dated October 31, 2001
                            Class A & B Shares of:

                           The Munder Fund of Funds

                                  CORRECTION

Please note that the Munder Focus Growth Fund name was changed to the Munder Large-Cap Growth Fund effective October 31, 2001 and all references in the Prospectus to the Focus Growth Fund refer to the Large-Cap Growth Fund.

UNDERLYING FUNDS-MUNDER DIGITAL ECONOMY FUND, MUNDER INTERNATIONAL NETNET FUND
         AND MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND-CLOSED

Effective December 31, 2001, each of the following underlying funds, the Munder Digital Economy Fund, the Munder International NetNet Fund and the Munder Framlington Global Financial Services Fund, will be closed to further investment by the Fund.


SUPPROMFFAB1201

                               The Munder Funds
                      Supplement Dated December 20, 2001
                     to Prospectus Dated October 31, 2001
                              Class Y Shares of:

                           The Munder Fund of Funds

                                  CORRECTION

Please note that the Munder Focus Growth Fund name was changed to the Munder Large-Cap Growth Fund effective October 31, 2001 and all references in the Prospectus to the Focus Growth Fund refer to the Large-Cap Growth Fund.

UNDERLYING FUNDS-MUNDER DIGITAL ECONOMY FUND, MUNDER INTERNATIONAL NETNET FUND
         AND MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND-CLOSED

Effective December 31, 2001, each of the following underlying funds, the Munder Digital Economy Fund, the Munder International NetNet Fund and the Munder Framlington Global Financial Services Fund, will be closed to further investment by the Fund.


SUPPROMFFY1201